Leases (Company as Lessor)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Leases
Leases (Company as Lessor)

Note 6 – Leases (Company as Lessor)

The Company had an operating lease agreement with a related party to lease marine equipment. The lease commenced on January 1, 2023 and the original end date for the lease was December 31, 2025. The agreement provided for fixed minimum monthly lease payments of $4,000 for the term of the agreement. At the end of the term any additional lease payment due was to be calculated and paid at that time, if necessary. The lessee’s right to use the marine equipment was limited to periods when the equipment was not in use by the Company. There was no option to purchase the equipment as part of the agreement, and the Company expected to recoup the full value of the equipment upon its eventual sale. The Company managed risk by requiring the lessee to indemnify the Company in the event of loss to property or persons. During the three and nine months ended September 30, 2025, the Company terminated this operating lease as part of the spinoff of its subsidiary (see Note 11). The termination of this agreement was by mutual agreement between both parties to the lease.

Lease revenue was $30,000 and $36,000 for the nine months ended September 30, 2025 and 2024. Lease revenue was $6,000 and $12,000 for the three months ended September 30, 2025 and 2024. Future lease payments expected to be received under this related-party lease are $0 for the remainder of 2025.

Note 6 – Leases (Company as Lessor)

The Company leases marine equipment to a related party in an operating lease arrangement. The lease commenced on January 1, 2023 and ends December 31, 2025. The agreement provides for fixed minimum monthly lease payments of $4,000 for the term of the agreement. At the end of the term any additional lease payment due will be calculated and paid. The lessee’s right to use the marine equipment is limited to periods when the equipment is not in use by the Company. There is no option to purchase the equipment as part of the agreement, and the Company expects to recoup the full value of the equipment upon its eventual sale. The Company manages risk by requiring the lessee to indemnify the Company in the event of loss to property or persons.

Lease income was $48,000 and $44,000 for the years ended December 31, 2024 and 2023. Lease income is included in revenue on the Consolidated Statements of Operations. Future lease payments expected to be received under this related-party lease are as follows:

Year	Amount
2025	$52,000
Total	$52,000